SHARE-BASED PAYMENTS - Total share-based compensation cost recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	$ 15,869	¥ 109,107	¥ 298,963
Cost of revenue
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	291	2,003	6,799
Selling expense
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	874	6,007	14,244
General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	13,378	91,982	251,312
Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	$ 1,326	¥ 9,115	¥ 26,608